WCM International Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.9%
	ARGENTINA — 1.2%
560	MercadoLibre, Inc.*	$738,114
	CANADA — 5.7%
14,922	Canadian National Railway Co.	1,760,719
4,880	Intact Financial Corp.	698,402
69,856	Ivanhoe Mines Ltd. - Class A*	631,107
11,200	Shopify, Inc. - Class A*	536,928
		3,627,156
	DENMARK — 5.6%
18,080	Novo Nordisk A/S - Class B	2,871,470
23,770	Vestas Wind Systems A.S.	692,757
		3,564,227
	FRANCE — 2.5%
11,760	Airbus S.E.	1,570,727
	GERMANY — 3.2%
7,250	adidas A.G.	1,285,203
37,160	Evotec S.E.*	784,882
		2,070,085
	HONG KONG — 3.8%
234,880	AIA Group Ltd.	2,463,270
	INDIA — 3.6%
34,660	HDFC Bank Ltd. - ADR	2,310,782
	INDONESIA — 2.5%
5,950,100	Telkom Indonesia Persero Tbk P.T.	1,615,708
	IRELAND — 7.2%
5,670	Accenture PLC - Class A	1,620,543
9,500	Aon PLC - Class A	2,995,255
		4,615,798
	JAPAN — 4.9%
8,734	Cosmos Pharmaceutical Corp.	786,499
8,995	Daikin Industries Ltd.	1,613,762
6,207	Disco Corp.	722,071
		3,122,332

WCM International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 3.2%
54,220	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	$1,054,943
397,380	Megacable Holdings S.A.B. de C.V.	1,012,415
		2,067,358
	NETHERLANDS — 3.5%
1,070	Adyen N.V.*	1,704,939
760	ASML Holding N.V.	517,339
		2,222,278
	PERU — 2.6%
12,690	Credicorp Ltd.	1,680,029
	SINGAPORE — 4.4%
126,813	United Overseas Bank Ltd.	2,844,297
	SOUTH KOREA — 1.4%
55,900	Coupang, Inc.*	894,400
	SPAIN — 4.6%
236,194	Iberdrola S.A.	2,942,397
	SWEDEN — 4.0%
120,150	Sandvik A.B.	2,550,279
	SWITZERLAND — 2.8%
25,700	Alcon, Inc.	1,812,878
	TAIWAN — 3.1%
160,000	Feng TAY Enterprise Co., Ltd.	1,018,470
10,350	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	962,757
		1,981,227
	UNITED KINGDOM — 15.5%
37,960	AstraZeneca PLC - ADR	2,634,804
94,934	Compass Group PLC	2,385,940
15,850	Endava PLC - ADR*	1,064,803
19,950	London Stock Exchange Group PLC	1,937,823
89,750	Persimmon PLC	1,393,671
9,070	Unilever PLC - ADR	471,005
		9,888,046
	UNITED STATES — 9.6%
73,532	Baker Hughes Co.	2,122,133

WCM International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
17,060	International Flavors & Fragrances, Inc.	$1,568,838
6,710	Mastercard, Inc. - Class A	2,438,481
		6,129,452
	TOTAL COMMON STOCKS
	(Cost $54,185,874)	60,710,840

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 5.1%
3,255,846	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.59%[1]	3,255,846
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,255,846)	3,255,846
	TOTAL INVESTMENTS — 100.0%
	(Cost $57,441,720)	63,966,686
	Other Assets in Excess of Liabilities — 0.0%	8,384
	TOTAL NET ASSETS — 100.0%	$63,975,070

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.